As filed with the Securities and Exchange Commission on May 30, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  June 30, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedules of Investments.

Vert Global Sustainable Real Estate Fund
Schedule of Investments
March 31, 2018 (Unaudited)
	Number of
	Shares	Value
REITS - 99.0%
Diversified REITs - 13.1%
Activia Properties, Inc. (Japan)	7	$ 31,337
American Assets Trust, Inc. (United States)	572	19,111
Cofinimmo SA (Belgium)	228	29,586
Empire State Realty Trust, Inc. (United States)	1,874	31,464
Fonciere Des Regions (France)	359	39,604
Forest City Realty Trust, Inc. (United States)	1,977	40,054
Gecina SA (France)	530	91,972
Growthpoint Properties Australia Ltd. (Australia)	1,838	4,677
Hulic REIT, Inc. (Japan)	7	10,686
ICADE (France)	366	35,533
Kenedix Office Investment Corp. (Japan)	3	18,301
Land Securities Group PLC (United Kingdom)	7,656	100,729
LondonMetric Property PLC (United Kingdom)	8,368	20,937
Mirvac Group (Australia)	38,706	64,325
Morguard Real Estate Investment Trust (United States)	500	5,251
Nomura Real Estate Master Fund, Inc. (Japan)	43	59,844
Schroder Real Estate Investment Trust Ltd. (Guernsey)	6,283	5,183
Sekisui House REIT, Inc. (Japan)	8	10,761
Sekisui House Residential Investment Corp. (Japan)	5	5,511
Stockland (Australia)	26,976	83,704
The GPT Group (Australia)	18,817	68,964
Tokyu REIT, Inc. (Japan)	10	13,579
Washington Real Estate Investment Trust (United States)	864	23,587
		814,700
Health Care REITs - 6.6%
Ventas, Inc. (United States)	3,501	173,405
Welltower, Inc. (United States)	4,287	233,341
		406,746
Hotel & Resort REITs - 3.5%
Chesapeake Lodging Trust (United States)	906	25,196
DiamondRock Hospitality Co. (United States)	1,822	19,022
Hersha Hospitality Trust (United States)	600	10,740
Host Hotels & Resorts, Inc. (United States)	7,779	145,001
Pebblebrook Hotel Trust (United States)	590	20,266
		220,225
Industrial REITs - 7.3%
Industrial & Infrastructure Fund Investment Corp. (Japan)	16	17,981
Nippon Prologis REIT, Inc. (Japan)	21	45,611
Prologis, Inc. (United States)	4,795	302,037
Segro PLC (United Kingdom)	10,338	87,246
		452,875

Office REITs - 19.9%
Allied Properties Real Estate Investment Trust (Canada)	400	12,593
Alstria Office REIT-AG (Germany)	1,268	19,858
Befimmo SA (Belgium)	161	10,408
Boston Properties, Inc. (United States)	1,787	220,194
Brandywine Realty Trust (United States)	1,667	26,472
CapitaLand Commercial Trust (Singapore)	27,800	38,970
Columbia Property Trust, Inc. (United States)	1,050	21,483
Corporate Office Properties Trust (United States)	1,031	26,631
Cousins Properties, Inc. (United States)	5,455	47,349
Cromwell Property Group (Australia)	21,443	17,657
Derwent London PLC (United Kingdom)	1,149	50,016
Dexus Property Group (Australia)	10,967	78,970
Douglas Emmett, Inc. (United States)	1,648	60,580
Dream Office Real Estate Investment Trust (Canada)	900	16,312
Equity Commonwealth (United States)(a)	1,304	39,994
Franklin Street Properties Corp. (United States)	931	7,830
Government Properties Income Trust (United States)	1,497	20,449
Great Portland Estates PLC (United Kingdom)	2,303	21,496
Hudson Pacific Properties, Inc. (United States)	1,545	50,259
Ichigo Office REIT Investment (Japan)	7	5,333
Investa Office Fund (Australia)	4,724	15,726
Japan Excellent, Inc. (Japan)	10	12,944
Japan Prime Realty Investment Corp. (Japan)	8	29,064
Keppel REIT (Singapore)	10,800	9,995
Kilroy Realty Corp. (United States)	1,012	71,811
Mori Hills REIT Investment Corp. (Japan)	18	22,811
Nippon Building Fund, Inc. (Japan)	17	94,296
Piedmont Office Realty Trust, Inc. (United States)	1,783	31,363
Vornado Realty Trust (United States)	1,961	131,975
Workspace Group PLC (United Kingdom)	1,520	21,161
		1,234,000
Residential REITs - 11.7%
AvalonBay Communities, Inc. (United States)	1,464	240,769
Education Realty Trust, Inc. (United States)	759	24,857
Equity LifeStyle Properties, Inc. (United States)	869	76,272
Equity Residential (United States)	4,261	262,563
NexPoint Residential Trust, Inc. (United States)	70	1,739
Sun Communities, Inc. (United States)	1,023	93,471
The UNITE Group PLC (United Kingdom)	2,120	23,526
UMH Properties, Inc. (United States)	134	1,797
		724,994
Retail REITs - 25.8%
Alexander's, Inc. (United States)	24	9,150
Altarea SCA (France)	68	17,194
CapitaLand Mall Trust (Singapore)	26,900	42,820
Frontier Real Estate Investment Corp. (Japan)	4	16,418
Hammerson PLC (United Kingdom)	6,865	51,750
Kenedix Retail REIT Corp. (Japan)	7	15,294
Kimco Realty Corp. (United States)	4,150	59,760

	Klepierre SA (France)	2,387	96,213
	Mercialys SA (France)	420	8,071
	Regency Centers Corp. (United States)	1,784	105,220
	Scentre Group (Australia)	60,670	179,031
	Shaftesbury PLC (United Kingdom)	1,949	26,825
	Simon Property Group, Inc. (United States)	1,847	285,084
	Taubman Centers, Inc. (United States)	736	41,886
	The British Land Co. PLC (United Kingdom)	8,563	77,190
	The Macerich Co. (United States)	1,404	78,652
	Unibail-Rodamco SE (France)	1,084	247,611
	Vastned Retail NV (Netherlands)	212	10,113
	Vicinity Centres (Australia)	35,471	65,930
	Wereldhave NV (Netherlands)	440	16,826
	Westfield Corp. (Australia)	22,496	147,554
			1,598,592
	Specialized REITs - 11.1%
	Big Yellow Group PLC (United Kingdom)	1,991	23,852
	CoreSite Realty Corp. (United States)	458	45,919
	CyrusOne, Inc. (United States)	912	46,704
	Digital Realty Trust, Inc. (United States)	2,379	250,699
	Equinix, Inc. (United States)	721	301,479
	QTS Realty Trust, Inc. (United States)	578	20,935
			689,588
	TOTAL REITS (Cost $6,433,889)		6,141,720

	SHORT-TERM INVESTMENTS - 10.2%
	MONEY MARKET FUNDS - 10.2%
	Invesco STIT-Government & Agency Portfolio - Class I, 1.55% (United States)(b)	634,236	634,236
	TOTAL SHORT-TERM INVESTMENTS (Cost $634,236)		634,236
	TOTAL INVESTMENTS (Cost $7,068,125) - 109.2%		6,775,956
	Liabilities in Excess of Other Assets - (9.2)%		(571,358)
	TOTAL NET ASSETS - 100.0%		$ 6,204,598

	Percentages are stated as a percent of net assets.

	REIT - Real Estate Investment Trust
	PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of March 31, 2018.

* Percentages shown relate to the Fund's total market value of investments as of March 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp
Fund Services, LLC.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company's service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities – Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which is comprised of officers of the Trust as well as an interested trustee of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant
American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund's NAV will reflect the affected portfolio securities' values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security's most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy.
Because the Fund may invest in foreign securities, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
REITs
Diversified REITs	$ 124,650	$ 690,050	$ -	$ 814,700
Health Care REITs	406,746	-	-	406,746
Hotel & Resort REITs	220,225	-	-	220,225
Industrial REITs	302,037	150,838	-	452,875
Office REITs	785,296	448,704	-	1,234,000
Residential REITs	701,468	23,526	-	724,994
Retail REITs	579,752	1,018,840	-	1,598,592
Specialized REITs	665,736	23,852	-	689,588
Total REITs	3,785,910	2,355,810	-	6,141,720
Short-Term Investments	634,236	-	-	634,236
Total Investments in Securities	$ 4,420,146	$ 2,355,810	$ -	$ 6,775,956

Refer to the Fund's Schedule of Investments for a detailed breakout of securities by industry classification. Transfers between levels are recognized at the end of the reporting period.
During the period ended March 31, 2018, the Fund recognized no transfers beween levels. There were no Level 3 securities held in the Fund on March 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*/s/ Douglas J. Neilson
                                             Douglas J. Neilson, President

Date                                                 5/14/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas J. Neilson
                                              Douglas J. Neilson, President

Date                                            5/14/2018

By (Signature and Title)* /s/ Matthew J. McVoy
                                              Matthew J. McVoy, Treasurer

Date                                            5/14/2018

* Print the name and title of each signing officer under his or her signature.